RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives Designated as a Net Investment Hedge (Details) - Designated as a net investment hedge CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Derivative [Line Items]
Fair value	CAD (680)	CAD (459)
US$ denominated
Derivative [Line Items]
Notional or Principal Amount | $			$ 4,950	$ 4,300
Cross-currency interest rate swaps
Derivative [Line Items]
Fair value	(730)	(431)
Cross-currency interest rate swaps | US$ denominated
Derivative [Line Items]
Notional or Principal Amount | $			3,150	2,900
Net realized gains related to the interest component	8	21
Forward foreign exchange contracts
Derivative [Line Items]
Fair value	CAD 50	CAD (28)
Forward foreign exchange contracts | US$ denominated
Derivative [Line Items]
Notional or Principal Amount | $			$ 1,800	$ 1,400